SHARE OPTIONS (Schedule of Grants of Share Options and Warrants) (Details)	12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Outstanding Beginning Balance | Share	44,814,672	18,727,990	19,485,990
Granted | Share	19,600,000	29,400,000	0
Exercised | Share	(880,000)	(2,733,328)	0
Expired/ Forfeited | Share	(16,620,000)	(579,990)	(758,000)
Outstanding at end of year | Share	46,914,672	44,814,672	18,727,990
Exercisable at end of year | Share	19,764,672	14,138,004	13,401,322
Weighted Average exercise price
Outstanding Beginning Balance	$ 0.47	$ 0.78	$ 0.79
Granted	0.14	0.27	0
Exercised	0.19	0.19	0
Expired/ Forfeited	0.33	1.87	1.07
Outstanding at end of year	0.39	0.47	0.78
Exercisable at end of year	0.67	0.89	0.93
Class A Ordinary shares [Member] | Bottom of range [member]
Weighted Average exercise price
Outstanding Beginning Balance	0.19	0.19	0.19
Granted	0.12	0.27
Exercised	0.19	0.19
Expired/ Forfeited	0.27	0.69	0.19
Outstanding at end of year	0.12	0.19	0.19
Exercisable at end of year	0.19	0.19	0.19
Class A Ordinary shares [Member] | Top of range [member]
Weighted Average exercise price
Outstanding Beginning Balance	2.43	4.36	4.36
Granted	0.25	0.29
Exercised	0.19	0.19
Expired/ Forfeited	2.43	4.36	4.21
Outstanding at end of year	1.34	2.43	4.36
Exercisable at end of year	$ 1.34	$ 2.43	$ 4.36
American depositary share [Member]
Disclosure of classes of share capital [line items]
Outstanding Beginning Balance | Share	2,240,734	936,400	974,300
Granted | Share	980,000	1,470,000
Exercised | Share	(44,000)	(136,666)
Expired/ Forfeited | Share	(831,000)	(29,000)	(37,900)
Outstanding at end of year | Share	2,345,734	2,240,734	936,400
Exercisable at end of year | Share	988,234	706,900	670,066
Weighted Average exercise price
Outstanding Beginning Balance	$ 9.4	$ 15.6	$ 15.8
Granted	2.8	5.4
Exercised	3.8	3.8
Expired/ Forfeited	6.6	37.4	21.4
Outstanding at end of year	7.8	9.4	15.6
Exercisable at end of year	13.4	17.8	18.6
American depositary share [Member] | Bottom of range [member]
Weighted Average exercise price
Outstanding Beginning Balance	3.8	3.8	3.8
Granted	2.4	5.4
Exercised	3.8	3.8
Expired/ Forfeited	5.4	13.8	3.8
Outstanding at end of year	2.4	3.8	3.8
Exercisable at end of year	3.8	3.8	3.8
American depositary share [Member] | Top of range [member]
Weighted Average exercise price
Outstanding Beginning Balance	48.6	87.2	87.2
Granted	5	5.8
Exercised	3.8	3.8
Expired/ Forfeited	48.6	87.2	84.2
Outstanding at end of year	26.8	48.6	87.2
Exercisable at end of year	$ 26.8	$ 48.6	$ 87.2